FINANCIAL INSTRUMENTS AND FINANICAL RISK MANAGEMENT - Disclosure of loss balance for trade receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 43,166	$ 29,844
Credit risk | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	41,300	27,412
Credit risk | Not overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	25,023	17,361
Credit risk | Over 30 days overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	1,818	1,439
Credit risk | Over 60 days overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	3,851	1,818
Credit risk | Over 120 days overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	10,607	6,794
Credit risk | Gross carrying amount | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	43,166	29,844
Credit risk | Gross carrying amount | Not overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	25,023	17,361
Credit risk | Gross carrying amount | Over 30 days overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	1,818	1,439
Credit risk | Gross carrying amount | Over 60 days overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	3,851	1,818
Credit risk | Gross carrying amount | Over 120 days overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	12,473	9,226
Credit risk | Less: provision for credit losses | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	(1,866)	(2,432)
Credit risk | Less: provision for credit losses | Not overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	0	0
Credit risk | Less: provision for credit losses | Over 30 days overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	0	0
Credit risk | Less: provision for credit losses | Over 60 days overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	0	0
Credit risk | Less: provision for credit losses | Over 120 days overdue | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ (1,866)	$ (2,432)